Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Expenses By Nature Text Block Abstract
Schedule of expenses by nature
	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Share listing expenses	$70,104,989	$-	$-
Employee benefit expense	12,195,089	11,929,425	10,912,378
Change in inventory of finished goods	7,266,283	16,790,457	14,977,217
Outsourcing charges	6,401,995	9,261,580	11,434,328
Depreciation expenses on property, plant and equipment	5,897,753	6,351,561	5,277,825
Professional services expenses	5,229,184	1,171,977	184,521
Insurance expenses	862,649	25,300	35,606
Amortization expenses on intangible assets	1,687,618	2,361,009	2,897,975
Depreciation expenses on right-of-use asset	40,414	34,438	29,756
Others	1,437,146	2,392,169	3,713,715
	$111,123,120	$50,317,916	$49,463,321

Schedule of fair value of equity consideration
Fair value of equity consideration issued by the Company	Year ended
December 31, 2022
Market value of 9,492,875 ordinary shares ($10.6 per share)	$100,624,475

Fair value of Global net assets acquired
Net cash proceeds from Global	$32,324,004
Warrant acquired	(2,495,243)
Others	690,725
$30,519,486

Charge for listing services	$70,104,989